EQUIPMENT (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 178,508	$ 114,472	$ 11,194
Accumulated Depreciation	63,964	36,550	4,442
Property, Plant and Equipment, Net	114,544	77,922	6,752
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	141,686	77,650	0
Accumulated Depreciation	53,865	27,438	0
Property, Plant and Equipment, Net	87,821	50,212	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	24,909	24,909	11,194
Accumulated Depreciation	8,496	7,325	4,442
Property, Plant and Equipment, Net	16,413	17,584	6,752
Tools and Parts [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,913	11,913	0
Accumulated Depreciation	1,603	1,787	0
Property, Plant and Equipment, Net	$ 10,310	$ 10,126	$ 0